Share-Based Compensation - Stock option activity (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
CMVT | Stock options 2021 plan
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of units/share, Balance | shares	1,289,500	2,291,000	2,671,000
Number of units/share, Granted | shares	1,201,000	288,000
Number of units/shares, Forfeited | shares	(138,000)		(380,000)
Number of units/shares, Balance | shares	2,352,500	1,289,500	2,291,000	2,671,000
Number of units/shares, Exercisable | shares	1,068,000
Effect of capital reduction | shares		(1,289,500)
Weighted average exercise price, Balance	$ 0.5	$ 0.36	$ 0.36
Weighted average exercise price, Granted	0.32	0.33
Weighted average exercise price, Effect of capital reduction		0.36
Weighted average exercise price, Forfeited	0.47		0.36
Weighted average exercise price, Balance	0.41	$ 0.5	$ 0.36	$ 0.36
Weighted average exercise price, Exercisable	$ 0.5
Weighted average remaining contractual term, Balance (in years)	1 year 9 months 18 days	1 year 6 months	2 years 6 months	3 years 6 months
Weighted average remaining contractual term, Exercisable (in years)	7 months 6 days
Liqxtal Technology Inc | Stock options 2021 plan
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of units/share, Balance			910,000
Number of units/shares, Exercised			(840,000)
Number of units/shares, Forfeited			(70,000)
Number of units/shares, Balance				910,000
Weighted average exercise price, Balance			$ 0.65
Weighted average exercise price, Exercised			0.65
Weighted average exercise price, Forfeited			$ 0.65
Weighted average exercise price, Balance				$ 0.65
Weighted average remaining contractual term, Balance (in years)				1 year
Emza
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of units/share, Balance | shares		0	0
Number of units/share, Granted | shares			150,940
Number of units/shares, Forfeited | shares			(1,797)
Number of units/shares, Cancelled | shares			(149,143)
Number of units/shares, Balance | shares			0	0
Weighted average exercise price, Balance		$ 0	$ 0
Weighted average exercise price, Granted			20.49
Weighted average exercise price, Forfeited			20.49
Weighted average exercise price, Expired			20.49
Weighted average exercise price, Balance			$ 0	$ 0
Emza | Stock options 2022 plan
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Weighted average remaining contractual term, Balance (in years)			6 years 1 month 9 days